Income Tax: (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Details 2 [Abstract]
Accounts payable and accrued expenses future tax	$ 30,458	$ 28,507
Property, plant and equipment future tax	(2,558)	(3,714)
Total temporary differences	27,900	24,793
Net operating loss carry forward	41,147,463	40,192,459
Capital loss carry forward	314,962
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating losses and tax credit carry forwards	41,510,196	40,237,123
Valuation allowance	(41,510,196)	(40,237,123)
Net deferred tax asset	$ 0	$ 0